Submission	Oct. 08, 2025
Submission [Line Items]
Central Index Key	0001362481
Registrant Name	abrdn Global Dynamic Dividend Fund
Registration File Number	333-289796
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A